Reserves for Losses and Adjustment Expenses - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Insurance [Abstract]
Provision for losses and LAE for claims incurred	$ (6.4)	$ (7.3)	$ 28.1	$ 45.1	$ (0.9)
Prior years	(6.4)	(7.3)	28.1	45.1	(0.9)
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	(6.4)	$ (7.3)	28.1	$ 45.1	$ (0.9)
Reinsurance
Insurance [Abstract]
Provision for losses and LAE for claims incurred	(2.1)
Prior years	(2.1)
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	(2.1)
Insurance
Insurance [Abstract]
Provision for losses and LAE for claims incurred	8.5		86.9
Prior years	8.5		86.9
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	$ 8.5		$ 86.9